                        File Nos. 33-62470 and 811-7704
    As filed with the Securities and Exchange Commission on February 26, 2008
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 92     [X]

                                      and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 93  [X]

                              SCHWAB CAPITAL TRUST
                              --------------------
               (Exact Name of Registrant as Specified in Charter)

             101 Montgomery Street, San Francisco, California 94104
             ------------------------------------------------------
               (Address of Principal Executive Offices) (zip code)

                                 (415) 627-7000
                                 --------------
              (Registrant's Telephone Number, including Area Code)

                                 Randall W. Merk
             101 Montgomery Street, San Francisco, California 94104
             ------------------------------------------------------
                     (Name and Address of Agent for Service)

Copies of communications to:

Timothy W. Levin, Esq.              John Loder, Esq.               Koji Felton, Esq.
Morgan Lewis & Bockius LLP          Ropes & Gray LLP               Charles Schwab Investment Management, Inc.
1701 Market Street                  One International Place        101 Montgomery Street
Philadelphia, PA 19103              Boston, MA 02110-2624          120KNY-14-109
                                                                   San Francisco, CA  94104

It is proposed that this filing will become effective (check appropriate box)

     / / Immediately upon filing pursuant to paragraph (b)
     /X/ On March 3, 2008 pursuant to paragraph (b)
     / / 60 days after filing pursuant to paragraph (a)(1)
     / / On (date), pursuant to paragraph (a)(1)
     / / 75 days after filing pursuant to paragraph (a)(2)
     / / On (date), pursuant to paragraph (a)(2) of Rule 485
         if appropriate, check the following box:
     /X/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 92 to the Registration Statement of Schwab Capital Trust (the "Registrant") is being filed solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 87 to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission via EDGAR on December 14, 2007 (Accession Number:
0000950134-07-025461) (referred to herein as "PEA No. 87").

The Registrant's Prospectus for the Schwab(R) Target Income Funds (the "Funds") is hereby incorporated by reference to Part A of PEA No. 87.

The Registrant's Statement of Additional Information for the Funds is hereby incorporated by reference to Part B of PEA No. 87.

The Registrant's Part C is hereby incorporated by reference to Part C of Post-Effective Amendment No. 91 to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission via EDGAR on February 15, 2008 (Accession Number: 0000950134-08-002880).

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for the effectiveness of this Post Effective Amendment No. 92 to Registrant's Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post Effective Amendment No. 92 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Philadelphia, Commonwealth of Pennsylvania, on the 26th day of February, 2008.

                                    SCHWAB CAPITAL TRUST
                                    Registrant

                                    Charles R. Schwab*
                                    ------------------
                                    Charles R. Schwab, Chairman and Trustee


         Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 92 to Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 26th day of February, 2008.

Signature                                              Title

Charles R. Schwab*                                     Chairman and Trustee
-------------------
Charles R. Schwab

Walter W. Bettinger, II*                               Trustee
------------------------
Walter W. Bettinger, II

Mariann Byerwalter*                                    Trustee
-------------------
Mariann Byerwalter

John F. Cogan*                                         Trustee
--------------
John F. Cogan

William A. Hasler*                                     Trustee
------------------
William A. Hasler

Gerald B. Smith*                                       Trustee
----------------
Gerald B. Smith

Donald R. Stephens*                                    Trustee
-------------------
Donald R. Stephens

Joseph H. Wender*                                      Trustee
-----------------
Joseph H. Wender

Michael W. Wilsey*                                     Trustee
-------------------
Michael W. Wilsey

Randall W. Merk*                                       President and Chief
-----------------                                      Executive Officer
Randall W. Merk

George Pereira*                                        Treasurer and Principal
---------------                                        Financial Officer
George Pereira


*By:     /s/ Timothy W. Levin
         --------------------
         Timothy W. Levin, Attorney-in-Fact
         Pursuant to Power of Attorney